Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2021	Jun. 30, 2020
Non-current assets
Intangible assets	£ 10,764	£ 11,300
Property, plant and equipment	4,849	4,926
Biological assets	66	51
Investments in associates and joint ventures	3,308	3,557
Other investments	40	41
Other receivables	36	46
Other financial assets	327	686
Deferred tax assets	100	119
Post employment benefit assets	1,018	1,111
Non-current assets, Total	20,508	21,837
Current assets
Inventories	6,045	5,772
Trade and other receivables	2,385	2,111
Corporate tax receivables	145	190
Other financial assets	121	75
Cash and cash equivalents	2,749	3,323
Current assets, Total	11,445	11,471
Total assets	31,953	33,308
Current liabilities
Borrowings and bank overdrafts	(1,862)	(1,995)
Other financial liabilities	(257)	(389)
Share Buyback Liability	(91)	0
Trade and other payables	(4,648)	(3,683)
Corporate tax payables	(146)	(246)
Provisions	(138)	(183)
Current liabilities, Total	(7,142)	(6,496)
Non-current liabilities
Borrowings	(12,865)	(14,790)
Other financial liabilities	(384)	(393)
Other payables	(338)	(175)
Provisions	(274)	(293)
Deferred tax liabilities	(1,945)	(1,972)
Post employment benefit liabilities	(574)	(749)
Non-current liabilities, Total	(16,380)	(18,372)
Total liabilities	(23,522)	(24,868)
Net assets	8,431	8,440
Equity
Share capital	741	742
Share premium	1,351	1,351
Other reserves	1,621	2,272
Retained earnings	3,184	2,407
Equity attributable to equity shareholders of the parent company	6,897	6,772
Non-controlling interests	1,534	1,668
Total equity	£ 8,431	£ 8,440